Annual Total Returns [BarChart] - First Trust Germany AlphaDEX Fund - First Trust Germany AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2013	26.61%
2014	(11.60%)
2015	1.94%
2016	1.67%
2017	43.96%
2018	(25.40%)
2019	21.06%
2020	17.90%